Income tax - Analysis of income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Income tax
Current year income tax expense		$ (51,313)	$ (706,244)	$ (337,997)
Deferred income tax benefit (expense)		212,488	(750,938)	(700,351)
Total income tax benefit (expense)	$ 8,167	161,175	(1,457,182)	(1,038,348)
Deferred income tax expense, translation effect		1,008	1,242
Deferred tax related to items recognized in OCI during the year
Net gain (loss) on cash flow hedges		12,017	(187,408)	58,161
Remeasurement gain of employee benefits		533	132	352
Deferred tax charged to OCI		$ 12,550	$ (187,276)	$ 58,513